Operating loss is stated after charging (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating loss is stated after charging [Abstract]
Research and development costs	£ 74,809	£ 99,991	£ 83,575
Loss on disposal of property, plant and equipment	1,064	3	135
Profit on derecognition of leases (Note 12)	(3,700)	0	0
Remeasurement of leases (Note 12)	(227)	0	0
Loss on write-offs of intangible fixed assets	0	306	170
Depreciation of property, plant and equipment (Note 11)	6,446	9,003	6,410
Amortization of intangible assets (Note 10)	0	210	297
Operating lease expense (Note 12)	296	486	4,205
Operating lease income (see Note 5)	460	185	622
Realised foreign exchange (gains)/loss	477	189	(1,341)
Research and development expenditure credit	£ 227	£ 396	£ 237